Warrant Liabilities (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 27, 2023 USD ($) Day $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Class of Warrant or Right [Line Items]
Number of days from which warrants are exercisable		30 days
Warrants exercised during period (in shares)	0
Exercise price (in dollars per share) | $ / shares		$ 11.5
Number of shares called by each warrant (in shares)		1
Warrant liabilities | $	$ 2,508	$ 2,248	$ 2,508	$ 971
Loss on change in fair value of warrant liability | $			$ 334	0
Private and Public Warrants
Class of Warrant or Right [Line Items]
Warrant liabilities | $				$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)		7,066,668
Number of days from which warrants are exercisable		30 days
Redemption price (in dollars per share) | $ / shares		$ 0.01
Minimum common stock price for redemption of warrants, number of trading days | Day		20
Redemption trading period | Day		30
End of trading period before notice of redemption, number of business days		3 days
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Minimum common stock price for redemption of warrants (in dollars per share) | $ / shares		$ 18
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)		4,333,333